Summary of Significant Accounting Policies - Narrative (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment reporting_unit	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Concentration Risk [Line Items]
Restricted cash		$ 0	$ 1,101,000	$ 1,101,000	$ 6,969,000
Capitalized software costs				$ 200,000	100,000
Number of reporting units | reporting_unit				1
Goodwill impairment				$ 0	0
Long-lived asset impairment				0	0
Termination fee	$ 100,000
Deferred revenue		4,568,000		2,585,000	652,000
Revenue recognized from contract with customer		2,200,000	$ 600,000	700,000	200,000
Advertising expense				$ 23,700,000	38,900,000
Number of reportable segments | segment				1
Number of operating segments | segment				1
Operating lease right-of-use assets		61,090,000		$ 37,776,000	3,297,000	$ 5,400,000
Present value of lease liabilities		70,426,000		39,602,000		5,400,000
Operating lease liabilities, current		6,978,000		3,348,000	3,130,000	2,800,000
Long-term operating lease liabilities		$ 63,448,000		$ 36,254,000	$ 211,000	$ 2,600,000
Minimum
Concentration Risk [Line Items]
Lessee, operating lease, renewal term				1 month
Maximum
Concentration Risk [Line Items]
Lessee, operating lease, renewal term				5 years
Capitalized internal-use software | Minimum
Concentration Risk [Line Items]
Property and equipment, useful life				2 years
Capitalized internal-use software | Maximum
Concentration Risk [Line Items]
Property and equipment, useful life				3 years
Accounts Receivable | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage					13.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage					12.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage					12.00%